Environmental Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Summary of Environmental Liabilities

As at,	March 31, 2022	March 31, 2021
The carrying amount of Environmental liabilities in respect of:

The Company’s Operation Site	$33.7	$35.0
Northern Ontario mine sites owned by Old Steelco Inc.	4.3	4.9

	$38.0	$39.9

Current portion	$4.5	$4.5
Long-term portion	33.5	35.4

	$38.0	$39.9

Summary of Reconciliation of Environmental Liabilities

	The Company’s Operation Site	Northern Ontario mine sites owned by Old Steelco Inc.	Total

Balance at March 31, 2020	$34.3	$4.6	$38.9
Payments	(1.6)	—	(1.6)
Accretion of discount	2.3	0.3	2.6

Balance at March 31, 2021	$35.0	$4.9	$39.9
Payments	(4.6)	(1.0)	(5.6)
Accretion of discount	3.3	0.4	3.7

Balance at March 31, 2022	$33.7	$4.3	$38.0